Put option liability (Tables)	12 Months Ended
Oct. 31, 2023
Put option liability
Schedule of sensitivity analysis

As at October 31	2023	2022
	$	$
FABCBD Put Option liability (i)	-	763
Blessed Put Option liability (ii)	1,490	2,899
NuLeaf Put Option liability (iii)	2,185	2,674
Total	3,675	6,336
Less current portion	(3,675)	(6,336)
Long-term obligation	-	-